Document and Entity Information	May 06, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0000763901
Document Type	8-K/A
Document Period End Date	May 06, 2021
Entity Registrant Name	POPULAR, INC.
Entity Incorporation State Country Code	PR
Entity File Number	001-34084
Entity Tax Identification Number	66-0667416
Entity Address, Address Line One	209 Muñoz Rivera Avenue
Entity Address, City or Town	Hato Rey
Entity Address, Country	PR
Entity Address, Postal Zip Code	00918
City Area Code	(787)
Local Phone Number	765-9800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On May 10, 2021, Popular, Inc. (the “Corporation”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission to report the voting results of the 2021 annual meeting of shareholders held on May 6, 2021 (the “2021 Annual Meeting”), including, among other matters, the approval, on an advisory basis, of the frequency of future shareholder advisory votes on the compensation of the Corporation’s Named Executive Officers (“Say-on-Pay”). The purpose of this Current Report on Form 8-K/A is to disclose, pursuant to Item 5.07(d) of Form 8-K, the Board of Directors’ determination on the frequency of future Say-on-Pay votes. Except for the foregoing, this Current Report on Form 8-K/A does not modify or update any other disclosure contained in the Original Report. This Current Report on Form 8-K/A should be read in conjunction with the Original Report.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	BPOP
Security Exchange Name	NASDAQ
M 6.70 Cumulative Monthly Income Trust Preferred Securities [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.70% Cumulative Monthly Income Trust Preferred Securities
Trading Symbol	BPOPN
Security Exchange Name	NASDAQ
M 6.125 Cumulative Monthly Income Trust Preferred Securities [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.125% Cumulative Monthly Income Trust Preferred Securities
Trading Symbol	BPOPM
Security Exchange Name	NASDAQ